Simplify Developed Ex-US PLUS Downside Convexity ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 100.0%
iShares Core MSCI EAFE ETF(a)(b)
(Cost $22,389,909) .......................................................... 316,506 $ 21,158,426
Number of
Contracts Notional Amount
Purchased Options – 0.3%
Puts – Exchange-Traded – 0.3%
iShares MSCI EAFE ETF, May Strike Price $62, Expires 5/19/23 .......... 1,433 $ 8,884,600 37,258
S&P 500 Mini Index, April Strike Price $396, Expires 4/21/23 ............. 80 3,168,000 16,600
53,858
Total Purchased Options (Cost $191,894) .......................................................... 53,858
Shares
Money Market Funds – 0.0%†
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(c)
(Cost $10,403) .............................................................. 10,403 10,403
Total Investments – 100.3%
(Cost $22,592,206) .......................................................................... $ 21,222,687
Liabilities in Excess of Other Assets – (0.3)% ....................................................... (68,259)
Net Assets – 100.0% .......................................................................... $ 21,154,428
Number of
Contracts Notional Amount
Written Option – (0.3)%
Puts – Exchange-Traded – (0.3)%
iShares MSCI EAFE ETF, May Strike Price $59, Expires 5/19/23
(Premiums Received $65,295) ................................... (1,433) (8,454,700) $ (63,052)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $13,370,000 have been pledged as collateral for options as of March 31, 2023.
(c) Rate shown reflects the 7-day yield as of March 31, 2023.
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 100.0%
Purchased Options ............................................................................... 0.3%
Money Market Funds ............................................................................. 0.0%†
Total Investments ................................................................................ 100.3%
Liabilities in Excess of Other Assets .................................................................. (0.3)%
Net Assets ..................................................................................... 100.0%